Leases - Summary Of Amounts Of Lease Liabilities And The Movements (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 ARS ($)
Disclosure of maturity analysis of operating lease payments [abstract]
Beginning Balance	$ 599,502
Additions	495,644
Accretion of interest (see note 38)	121,967
Difference in foreign currency	272,503
Payments	(229,436)
Monetary effects	(343,232)
Ending Balance	$ 916,948